Warrants and Derivatives - Summary of Fair values of Liability Classified Warrants and Derivatives Recorded in Warrant Liabilities (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 25, 2022	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Number of Issuable Shares	27,591,664
Fair Value	$ 35,616	$ 5,631		$ 0
Inducement Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Issuable Shares		17,230	695
Issuance	March 2021	March 2021
Maturity	March 2041	March 2041
Exercise Price	$ 0.01
Fair Value		$ 5,631
Public Warrants
Class of Warrant or Right [Line Items]
Number of Issuable Shares	11,499,960
Issuance	March 2021
Maturity	March 2027
Exercise Price	$ 11.5
Fair Value	$ 5,750
Private Placement Warrants
Class of Warrant or Right [Line Items]
Number of Issuable Shares	7,800,000
Issuance	March 2021
Maturity	March 2027
Exercise Price	$ 11.5
Fair Value	$ 3,900
FP Combination Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Issuable Shares	8,291,704
Issuance	March 2022
Maturity	March 2027
Exercise Price	$ 10
Fair Value	$ 25,966